RELATED PARTY TRANSACTIONS (Details) - USD ($)			2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 16, 2025	Feb. 20, 2025	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	May 31, 2025
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Capital contribution amount					$ 201,250,000
Percentage of redeem public shares	100.00%			100.00%	100.00%
Paid to sponsor	$ 203,557
Overpayment	10,321
Payment of related party due			$ 0	$ 6,935	$ 5,089
Due from related party			6,935	6,935	15,410
Related party receivable					15,410
Monthly for office space					32,833
Administrative services fee to related party				15,000	0
Administrative services fee paid				47,833	27,833
Outstanding administrative service Fee payable			$ 5,000	0	5,000
IPO Promissory Note [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related party receivable					10,321
Alberto Pontonio [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of shares allotted to broker (in Shares)						300,000
Investor [Member] | Working Capital Loans [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Working capital loans amount				$ 1,500,000	$ 1,500,000
Business combination price per share (in Dollars per share)				$ 10	$ 10
Founder [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares isssued, price per share (in Dollars per share)						$ 0.004
Stock issued during period shares of additional founder shares (in Shares)						1,009,988
Common stock shares, outstanding (in Shares)						7,069,913
Promissory Note [Member] | Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate loan amount				$ 300,000	$ 300,000
Repaid loan amount				$ 747,500	747,500
Borrowed amount	$ 193,236
Administrative Support Agreement [Member] | Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Monthly for office space					5,000
Previously Reported [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Administrative services fee to related party					$ 27,833
Common Class B [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Common stock shares, outstanding (in Shares)				7,069,913	7,069,913
Common Class B [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Capital contribution amount		$ 25,000
Shares isssued, price per share (in Dollars per share)		$ 0.004
Number of shares issued (in Shares)		6,059,925